Warintza Project Financing	12 Months Ended
Dec. 31, 2025
Warintza Project Financing [Abstract]
Warintza project financing
11.	Warintza project financing

On December 11, 2023, the Company entered into a financing package with OMF Fund IV SPV D LLC and OMF Fund IV SPV E LLC (collectively “OMF”), entities managed by Orion Mine Finance Management LP, to provide up to approximately $80,000 in aggregate funding for the advancement of the Warintza Project in Ecuador. The financing package was comprised of a $60,000 Senior Loan Facility, a subscription for $10,000 in common shares with a commitment for $10,000 in additional equity financing and a copper offtake agreement to purchase concentrate produced by the Warintza Project. On December 19, 2023, the Company also signed a molybdenum offtake agreement with OMF.

i.	Senior Loan Facility – OMF Fund IV SPV D LLC

A first advance of $30,000 was received on December 21, 2023. An additional advance of $15,000 was received on September 13, 2024. And a final advance of $15,000 was received on May 14, 2025.

As at December 31,	2025	2024
Balance, start of year	$49,206	$29,363
Advances	15,000	15,000
Transaction Costs	(168)	(4)
Accrued Interest	2,367	4,746
Amortization of transaction cost	796	101
Foreign exchange and Other	56	-
Repayment	(67,257)	-
Balance, end of year	$-	$49,206

Amounts drawn on the Senior Loan Facility bore interest payable quarterly at the higher of (a) adjusted term secured overnight financing rate (“SOFR”) and (b) 2.00%, plus either 7.00% per annum in the case of interest paid in cash, or 7.50% in the case of interest that is accrued to the loan balance in accordance with the Senior Loan Facility agreement. At May 21, 2025 when fully repaid, the Senior Loan Facility was measured at amortized cost using an effective interest rate of 16.18% (December 31, 2024 – 12.80%).

The Company had the option quarterly to elect to pay the interest in cash or accruing it to the principal amount of the Senior Loan Facility and paying it upon maturity. The interest until repayment was accrued to the principal amount of the Senior Loan Facility.

ii.	Equity subscription agreements – OMF Fund IV SPV E LLC (the “Investor”)

On June 10, 2024, under the terms of the subscription agreement, the Investor purchased a second tranche of 2,795,102 common shares at a price of C$4.90 per share for net proceeds of $9,945, net of $55 in transaction costs.

iii.	Offtake agreements

Under the terms of the offtake agreements, OMF will purchase the greater of (i) 20% of the copper and molybdenum concentrates produced from the Warintza Project in each contract year, and (ii) the percentage of production of concentrates required to deliver a minimum 30,000 tonnes of copper and 1,500 tonnes of molybdenum in each contract year as well as the corresponding amount of gold and silver contained in the copper concentrate.

The offtake agreements will expire 20 years after the achievement of commercial production as defined in the agreements. If commercial production has not been achieved by December 31, 2027, then the term will extend by one year for each calendar year that commercial production has not been achieved, and if commercial production has not been achieved by December 31, 2032, then the term is extended for the duration of the mine life as defined in the offtake agreements.

iv.	Funding package with Royal Gold

On May 21, 2025, the Company entered into a funding package with RGLD Gold AG (“Royal Gold”), a subsidiary of Royal Gold, Inc. for the Warintza Project. The total cash consideration under the Financing Agreements is $200,000, comprising a Stream Agreement and a Royalty Agreement.

Royal Gold will pay Solaris a total cash consideration of $200,000 in three instalments as follows:

●	First tranche of $100,000 upon close of the transaction (funds received at closing which occurred concurrently with signing). $90,000 allocated to the Stream Agreement and $10,000 allocated to the Royalty Agreement as per the contracts and cash received;
●	Second tranche of $50,000 made available following the publication of the PFS and receipt of the technical approval of the EIA, which will be allocated to the Stream Agreement as per the contract; and

●	Third tranche of $50,000 made available on the first anniversary of the closing date and completion of all filings necessary to fully perfect Royal Gold’s security, which will be allocated to the Stream Agreement as per the contract.

Under the terms of the Stream Agreement, Royal Gold will receive gold deliveries equivalent to 20 ounces per 1 million pounds of copper produced from a defined area (RGLD Gold AOI). For each ounce of gold delivered under the Stream Agreement, Royal Gold will pay the Company a purchase price equal to 20% of spot price until 90,000 ounces have been delivered; and then 60% of spot price thereafter.

Under the terms of the Royalty Agreement, Royal Gold will receive a 0.3% net smelter return royalty on all metal production from a defined area (RGLD Gold Expanded AOI). The Royalty will increase annually by 0.0375%, up to a maximum of 0.6%, until the earlier of: the first delivery of gold under the Stream Agreement; or eight years following the closing date.

The Company’s obligations under the Stream Agreement and related documents are secured by (i) an all-asset British Columbia-law general security agreement made by the Company in favour of Royal Gold, and (ii) a British Columbia law share pledge agreement made by the Company in favour of Royal Gold in respect of all of the shares of its direct wholly owned subsidiary Lowell Copper Holdings Inc. (“Lowell Copper”). The obligations under the Stream Agreement are further guaranteed pursuant to a British Columbia-law guarantee from (i) Lowell Copper, which guaranteed obligations are secured by an all-asset British Columbia-law general security agreement made by Lowell Copper in favour of Royal Gold, and (ii) Lowell Mineral Exploration Ecuador S.A. (“Lowell Ecuador”). The obligations under the Stream Agreement will be further (i) secured pursuant to an Ecuador-law share pledge agreement to be granted by Lowell Copper in favour of Royal Gold in respect of all of the shares of its direct wholly-owned subsidiary Lowell Ecuador, and (ii) guaranteed pursuant to an Ecuador-law guarantee to be granted by Lowell Ecuador in favour of Royal Gold, which guaranteed obligations are to be secured by an Ecuador-law assignment of mining rights.

Solaris Resources AG’s (“Solaris Switzerland”) obligations under the Royalty Agreement and related documents are guaranteed (i) by a British Columbia-law limited recourse guarantee from the Company, which guaranteed obligations are to be secured by a Swiss-law share pledge agreement to be granted by the Company in respect of all of the shares of its direct wholly-owned subsidiary Solaris Switzerland. In addition to the above-noted guarantees and security, as further guarantees and security for the obligations under the Royalty Agreement, (i) Solaris Switzerland is to grant in favour of Royal Gold a Swiss-law security assignment of all receivables owed by the Company or Lowell Ecuador to Solaris Switzerland in respect of certain intercompany receivables and funding arrangements between the Company or Lowell Ecuador and Solaris Switzerland, (ii) the Company is to grant in favour of Royal Gold a Swiss-law share pledge agreement in respect of all of the shares of its direct wholly-owned subsidiary Solaris Switzerland. Additionally, the guarantees and security granted to Royal Gold in respect of the obligations under the Stream Agreement are to guarantee and/or secure the obligations under the Royalty Agreement.

The Company recorded the Stream Upfront Payment as deferred revenue. The Company determines the amortization of deferred revenue on a per unit basis using the estimated total gold production over the life of the Warintza Project.

Deferred revenue consists of: 1) initial Stream Upfront Payment received by the Company for future delivery of gold under the terms of the Stream Agreement, and 2) a significant financing component of the Stream Agreement resulting from the difference in the timing of the upfront payment received and the promised goods delivered. As such, the Company recognizes interest expense at each reporting period (twelve months ended December 31, 2025 – $2,562) and will accrete the deferred revenue balance to recognize the significant financing element that is part of the Stream Agreement. The interest rate of 4.6% is determined based on the effective rate in the expected deliveries against the deferred revenue.

As at December 31,	2025
Balance, start of year	$-
Advances	90,000
Interest expense	2,562
Foreign exchange	1,112
Balance, end of year	$93,674